Submission	Feb. 06, 2026
Submission [Line Items]
Central Index Key	0001606789
Registrant Name	iDirect Private Markets Fund
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A